Shared-Based Payments - Schedule of Fair Value Option Award Estimated on the Date of Grant Using the Black-Scholes Option-Pricing Model (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield
Expected volatility		51.00%	62.00%
Risk-free interest rate		1.18%	1.35%
Expected average life of options	7 years	7 years	7 years
Fair market value of common stock at:		$ 1.50	$ 0.94
Expected Forfeiture Rate	5.06%	5.57%	5.58%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.00%
Risk-free interest rate	1.24%
Fair market value of common stock at:	$ 1.50
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	58.00%
Risk-free interest rate	2.05%
Fair market value of common stock at:	$ 7.51